Property and Equipment (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation	$ 203,670	$ 129,965	$ 336,885	$ 246,331	$ 150,710
Property, Plant and Equipment, Other, Gross	861,131		723,975	173,870
Property, Plant and Equipment, Estimated Useful Lives	five		five
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 154,587		$ 73,846